ACCOUNTING POLICIES - Change in accounting policy (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of changes in accounting estimates [line items]
Interest and similar income		£ 6,517	£ 5,918
Interest expense and similar charges		(4,125)	(3,703)
Net interest income		2,392	2,215
Fee and commission income		402	362
Fee and commission expense		(220)	(221)
Net fee and commission income		182	141
Other operating income		35	31
Regulatory fees and levies	[1]	(84)	(93)
Net operating income	[1]	2,525	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,353)	(1,331)
Credit impairment charges		(278)	(105)
Restructuring and specific provisions	[1]	(366)	(94)
Total credit impairment charges, restructuring and specific provisions		(644)	(199)
Profit before tax		528	764
Tax on profit		(143)	(196)
Profit after tax		£ 385	568
As originally published
Disclosure of changes in accounting estimates [line items]
Interest and similar income			5,918
Interest expense and similar charges			(3,703)
Net interest income			2,215
Fee and commission income			362
Fee and commission expense			(221)
Net fee and commission income			141
Other operating income			31
Regulatory fees and levies			0
Net operating income			2,387
Operating expenses before credit impairment charges, restructuring and specific provisions			(1,269)
Credit impairment charges			(105)
Restructuring and specific provisions			(249)
Total credit impairment charges, restructuring and specific provisions			(354)
Profit before tax			764
Tax on profit			(196)
Profit after tax			568
Change
Disclosure of changes in accounting estimates [line items]
Interest and similar income			0
Interest expense and similar charges			0
Net interest income			0
Fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Other operating income			0
Regulatory fees and levies			(93)
Net operating income			(93)
Operating expenses before credit impairment charges, restructuring and specific provisions			(62)
Credit impairment charges			0
Restructuring and specific provisions			155
Total credit impairment charges, restructuring and specific provisions			155
Profit before tax			0
Tax on profit			0
Profit after tax			£ 0

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.